Fair Value Measurements - Reconciliation of Level 3 Liabilities (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in the estimated fair value of the contingent purchase price consideration	$ (19)	$ 5,497	$ (132)	$ 5,327	$ 5,047	$ 509	$ 170
Unobservable Inputs (Level 3)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance Liabilities			1,095	$ 6,142	6,142	6,651
Change in the estimated fair value of the contingent purchase price consideration			132		(5,047)	(509)
Ending Balance Liabilities	$ 1,227		$ 1,227		$ 1,095	$ 6,142	$ 6,651